Loan Payable, Lease Payable and Current Portion of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Current portion of long-term debt	$ 340	$ 200
Leases payable	23	134
Loans payable	0	0
Total	$ 363	$ 334